Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2025	Mar. 31, 2025
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment funds	¥ 140,587	¥ 118,666